Group Information - Summary of Information about Parent Company (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BioNTech | AT Impf GmbH
Disclosure of subsidiaries [line items]
Ownership of ordinary shares in BioNTech (in %)	43.77%	43.42%